SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost, Beginning balance	$ 1,455,039	$ 1,423,472
Right of use assets, Cost, Foreign exchange		31,567
Accumulated depreciation, Beginning balance	1,082,695	701,785
Accumulated depreciation, Charge for the year	142,728	356,841
Right of use assets, Accumulated depreciation, Foreign exchange		24,069
Accumulated depreciation, Ending balance	1,225,423	1,082,695
Right of use assets	$ 229,616	$ 372,344